OPERATING LEASES (Details) - Schedule of additional information related to leases - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Operating Leases
Operating cash flows from operating leases	$ 2,167,284	$ 2,150,129